Income Tax Expense (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income taxes	kr 1,035	kr 77
Income tax expense recognized in the consolidated statements of income	(360)	(77)
Reconciliation of effective tax rate
Accounting loss before income tax	(436,151)	(32,501)
Tax in accordance with applicable tax rate in Sweden	93,336	6,955
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(91,725)	(6,316)
Non-deductible expenses	(2,652)	(782)
Non-taxable income	1	64
Income tax expense recognized in the consolidated statements of income	kr (360)	kr (77)
At the effective income tax rate	0.00%
Applicable tax rate	21.40%	21.40%
Cost attributable to new share issue	kr 97,686	kr 10,915
Tax losses carried forward for which deferred tax assets have not been recognized	2,704,803	578,117
Parent Company
Current income taxes	0
Income tax expense recognized in the consolidated statements of income	0
Reconciliation of effective tax rate
Accounting loss before income tax	(407,363)	(36,186)
Tax in accordance with applicable tax rate in Sweden	87,176	7,744
Tax attributable to non-deductible tax losses carried forward and unrecognized deferred tax assets	(87,084)	(6,290)
Non-deductible expenses	(93)	(1,518)
Non-taxable income	1	kr 64
Income tax expense recognized in the consolidated statements of income	kr 0
At the effective income tax rate	0.00%
Applicable tax rate	21.40%	21.40%
Cost attributable to new share issue	kr 97,686	kr 10,915
Tax losses carried forward for which deferred tax assets have not been recognized	kr 1,081,734	kr 574,422